Financial Instruments and Risk Management - (Details 4) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 1,464,760	SFr 5,473,247
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,384,720	5,393,207
Other receivables [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 80,040	SFr 80,040